Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans, including fees:
Taxable	$ 4,697,926	$ 5,161,679	$ 5,974,485
Tax-exempt	463,993	463,776	522,058
Debt securities:
Taxable	2,265,161	2,427,044	3,206,117
Tax-exempt	1,910,891	1,735,279	1,459,879
Other interest and dividend income	76,078	50,787	44,676
Total interest and dividend income	9,414,049	9,838,565	11,207,215
INTEREST EXPENSE
Deposits	1,212,174	1,492,604	1,942,354
Federal funds purchased and repurchase agreements	141,956	122,145	108,364
Federal Home Loan Bank borrowings	170,308	174,547	178,589
Total interest expense	1,524,438	1,789,296	2,229,307
Net interest income	7,889,611	8,049,269	8,977,908
PROVISION (CREDIT) FOR LOAN LOSSES	(400,000)	(248,000)	600,000
Net interest income after provision (credit) for loan losses	8,289,611	8,297,269	8,377,908
NONINTEREST INCOME
Service charges and other fees	407,660	452,843	494,992
Net gains on available for sale securities	379,997	1,090,703	730,897
Other operating income	652,224	808,066	808,042
Total noninterest income	1,439,881	2,351,612	2,033,931
NONINTEREST EXPENSE
Salary and employee benefits	3,734,956	3,739,986	3,833,789
Net occupancy expense of premises	1,616,903	1,527,617	1,493,529
Other operating expenses	2,319,847	2,336,556	2,298,760
Total noninterest expense	7,671,706	7,604,159	7,626,078
Income before income taxes	2,057,786	3,044,722	2,785,761
INCOME TAX EXPENSE (BENEFIT)	(183,262)	506,962	331,616
Net income	$ 2,241,048	$ 2,537,760	$ 2,454,145
WEIGHTED AVERAGE SHARES OUTSTANDING	1,718,730	1,718,730	1,718,730
EARNINGS PER COMMON SHARE	$ 1.30	$ 1.48	$ 1.43
DIVIDENDS PER COMMON SHARE	$ 0.76	$ 0.73	$ 0.73